REVENUE AND CONTRACT ACCOUNTING (Details - Disaggregated revenue) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 4,952,185	$ 1,070,680	$ 7,280,885	$ 7,471,198
Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	64,684	269,855	2,252,357	3,218,028
Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,887,501	800,825	5,028,528	3,853,170
Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	64,684	269,855	2,252,357	3,618,028
Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,877,501	800,825	4,366,136	2,733,648
Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,037,435	1,070,680
Technologies [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	64,684	269,855
Technologies [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	972,751	800,825
Technologies [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	64,684	269,855
Technologies [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	972,751	800,825
Data Center Hosting And Related Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Data Center Hosting And Related Services [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Data Center Hosting And Related Services [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Data Center Hosting And Related Services [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
Data Center Hosting And Related Services [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue
Asset Management [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,914,750
Asset Management [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Asset Management [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,914,750
Asset Management [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
Asset Management [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,914,750
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,952,185	1,070,680	$ 7,280,885	$ 7,471,198
North America [Member] | Technologies [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,037,435	1,070,680
North America [Member] | Data Center Hosting And Related Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
North America [Member] | Asset Management [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 3,914,750